Other Information by Nature - Summary of Breakdown of Depreciation and Amortization and Impairment of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total depreciation & amortization and impairment of PPE	€ 80,652	€ 78,480	€ 64,822
Cost of Sales
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total depreciation & amortization and impairment of PPE	67,792	64,700	53,550
Selling and marketing expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total depreciation & amortization and impairment of PPE	592	700	722
Research and development expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total depreciation & amortization and impairment of PPE	3,391	4,754	3,468
General and administrative expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total depreciation & amortization and impairment of PPE	€ 8,877	€ 8,326	€ 7,082